Fair Value Of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Fair Value Financial Instruments
	March 31, 2014		December 31, 2013
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

Cash and equivalents	$2,362,606	$2,362,606	$3,143,377	$3,143,377
Accounts receivable	208,831	208,831	197,687	197,687
Interest receivable	128,431	128,431	129,972	129,972
Mortgage loans receivable	26,396,107	29,865,281	26,675,361	28,950,766
Bond portfolio	10,026,888	10,026,888	9,279,442	9,279,442
Secured investor certificates	25,418,000	33,240,006	25,695,000	36,312,309

	December 31, 2013		December 31, 2012
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

Cash and equivalents	$ 3,143,377	$ 3,143,377	$ 1,183,787	$ 1,183,787
Accounts receivable	197,687	197,687	139,572	139,572
Interest receivable	129,972	129,972	134,083	134,083
Mortgage loans receivable	26,675,361	28,950,766	30,020,399	37,828,821
Bond portfolio	9,279,442	9,279,442	10,379,708	10,379,708
Secured investor certificates	25,695,000	36,312,309	26,166,000	28,668,404